NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Offsetting Assets [Line Items]
Common stock, shares authorized	10,000,000,000		10,000,000,000	10,000,000,000
Common stock, shares issued	4,095,009,545		4,095,009,545	4,094,459,545
Common stock, shares outstanding	4,095,009,545		4,095,009,545	4,094,459,545
Cash in transit	$ 6,600		$ 5,500
Net allowance for cash lost in transit	1,000		1,200
Other operating expense	282	$ (221)	(1,149)	$ (428)
Allowance for credit losses	0		0	0
Impairment of long-lived assets	0	0	0	0
Unrealized loss on crypto assets	46	0	1,779	440
Unrealized gain or loss		0
Impairment charges	0	126
Losses derecognition bitcoin	11	33	22	14
Foreign currency translation gain loss	$ 4	11	$ (14)	(35)
Dividend yield	0.00%		0.00%
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	$ 3,236
Anti-dilutive securities	0	0	0	0
Cash in transit			$ 5,491	$ 6,164
Net allowance for cash lost in transit			1,296	200
Credit loss expense			798	0
Impairment of intangible assets	$ 0	$ 126	0	2,383
Foreign currency translation gain loss	(4)	(11)	14	35
Cash Losses For Cash In Transit [Member]
Offsetting Assets [Line Items]
Other operating expense	$ 286	$ 121	$ 1,096	$ 200